Shareholders' Equity and Other Equity Instruments - Summary of Revaluation Reserve for Investments Measured at FVOCI (Detail) - EUR (€) € in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure of revaluation reserve [Line Items]
Revaluation reserve for investments measured at FVOCI	€ (3,097)	€ (2,434)
Shares [member]
Disclosure of revaluation reserve [Line Items]
Revaluation reserve for investments measured at FVOCI	3	3
Debt securities [member]
Disclosure of revaluation reserve [Line Items]
Revaluation reserve for investments measured at FVOCI	(3,094)	(2,431)
Money market and other short-term investments [member]
Disclosure of revaluation reserve [Line Items]
Revaluation reserve for investments measured at FVOCI	€ (6)	€ (6)